Equity and Noncontrolling Interests (Notes)	12 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
EQUITY AND NONCONTROLLING INTERESTS
EQUITY AND NONCONTROLLING INTERESTS

Share Capital

In September 2016, as a result of the Tyco Merger and further discussed within Note 2, "Merger Transaction," of the notes to consolidated financial statements, each outstanding share of common stock, par value $1.00 per share, of JCI Inc. common stock (other than shares held by JCI Inc., Tyco and certain of their subsidiaries) was converted into the right to receive either a cash consideration or a share consideration.
The shares outstanding as of the merger date were calculated as follows (in millions, except share consolidation ratio and per share data):

Pre-merger Tyco shares outstanding	427.2
Share consolidation ratio	0.955
Post-share consolidation Tyco shares	408.0

Johnson Controls Inc. shares outstanding	638.3
Cash contributed by Tyco used to purchase shares of Johnson Controls Inc.	$3,864
Johnson Controls Inc. per share consideration	$34.88

Reduction in shares due to cash consideration paid by Tyco	(110.8)

Adjusted Johnson Controls Inc. shares outstanding (1:1 exchange ratio)	527.5

Shares outstanding at September 2, 2016	935.5

Par value	$9

Dividends

The authority to declare and pay dividends is vested in the Board of Directors. The timing, declaration and payment of future dividends to holders of the Company's ordinary shares will be determined by the Company's Board of Directors and will depend upon many factors, including the Company's financial condition and results of operations, the capital requirements of the Company's businesses, industry practice and any other relevant factors.

Under Irish law, dividends may only be paid (and share repurchases and redemptions must generally be funded) out of “distributable reserves.” The creation of distributable reserves was accomplished by way of a capital reduction, which the Irish High Court approved on December 18, 2014 and as acquired in conjunction with the Tyco Merger.

Share Repurchase Program

Following the Tyco Merger, the Company adopted, subject to the ongoing existence of sufficient distributable reserves, the existing Tyco International plc $1 billion share repurchase program in September 2016. The share repurchase program does not have an expiration date and may be amended or terminated by the Board of Directors at any time without prior notice. There were no shares repurchased between the closing of the Merger and September 30, 2016. Prior to the Merger, the Company repurchased approximately $501 million of its shares under JCI Inc.'s $3.65 billion share repurchase program during fiscal year 2016. During fiscal years 2015 and 2014, the Company repurchased approximately $1.4 billion and $1.2 billion of its common stock, respectively.

Other comprehensive income includes activity relating to discontinued operations. The following schedules present changes in consolidated equity attributable to Johnson Controls and noncontrolling interests (in millions, net of tax):

	Equity Attributable to Johnson Controls International plc	Equity Attributable to Noncontrolling Interests	Total Equity
At September 30, 2013	$12,273	$260	$12,533
Total comprehensive income:
Net income	1,215	90	1,305
Foreign currency translation adjustments	(640)	(2)	(642)
Realized and unrealized losses on derivatives	(3)	—	(3)
Realized and unrealized losses on marketable securities	(7)	—	(7)
Pension and postretirement plans	(5)	—	(5)
Other comprehensive loss	(655)	(2)	(657)
Comprehensive income	560	88	648
Other changes in equity:
Cash dividends - common stock ($0.88 per share)	(586)	—	(586)
Dividends attributable to noncontrolling interests	—	(59)	(59)
Repurchases of common stock	(1,249)	—	(1,249)
Change in noncontrolling interest share	—	(32)	(32)
Other, including options exercised	272	(6)	266
At September 30, 2014	11,270	251	11,521
Total comprehensive income:
Net income	1,563	65	1,628
Foreign currency translation adjustments	(799)	(3)	(802)
Realized and unrealized losses on derivatives	(11)	—	(11)
Pension and postretirement plans	(10)	—	(10)
Other comprehensive loss	(820)	(3)	(823)
Comprehensive income	743	62	805
Other changes in equity:
Cash dividends - common stock ($1.04 per share)	(681)	—	(681)
Dividends attributable to noncontrolling interests	—	(57)	(57)
Repurchases of common stock	(1,362)	—	(1,362)
Change in noncontrolling interest share	—	(93)	(93)
Other, including options exercised	365	—	365
At September 30, 2015	10,335	163	10,498
Total comprehensive income (loss):
Net income (loss)	(868)	168	(700)
Foreign currency translation adjustments	(105)	9	(96)
Realized and unrealized gains (losses) on derivatives	11	(1)	10
Unrealized losses on marketable securities	(1)	—	(1)
Pension and postretirement plans	(1)	—	(1)
Other comprehensive income (loss)	(96)	8	(88)
Comprehensive income (loss)	(964)	176	(788)
Other changes in equity:
Result of contribution of Johnson Controls, Inc. to Johnson Controls International plc	15,808	—	15,808
Cash dividends - common stock ($1.16 per share)	(752)	—	(752)
Dividends attributable to noncontrolling interests	—	(93)	(93)
Repurchases of common stock	(501)	—	(501)
Change in noncontrolling interest share	—	726	726
Other, including options exercised	192	—	192
At September 30, 2016	$24,118	$972	$25,090

The equity attributable to Johnson Controls International plc increased by $15.8 billion as a result of the Tyco Merger. The increase is primarily due to an increase to equity of $19.7 billion resulting from the total fair value of consideration transferred, partially offset by a decrease of $3.9 billion resulting from cash contributed by Tyco used to purchase shares of Johnson Controls Inc.
As previously disclosed, on October 1, 2015, the Company formed a joint venture with Hitachi. In connection with the acquisition, the Company recorded equity attributable to noncontrolling interests of $691 million. Also, in connection with the Tyco Merger, the Company recorded equity attributable to noncontrolling interests of $34 million.

The Company consolidates certain subsidiaries in which the noncontrolling interest party has within their control the right to require the Company to redeem all or a portion of its interest in the subsidiary. The redeemable noncontrolling interests are reported at their estimated redemption value. Any adjustment to the redemption value impacts retained earnings but does not impact net income. Redeemable noncontrolling interests which are redeemable only upon future events, the occurrence of which is not currently probable, are recorded at carrying value.

The following schedules present changes in the redeemable noncontrolling interests (in millions):

	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Beginning balance, September 30	$212	$194	$157
Net income	48	51	38
Foreign currency translation adjustments	2	(23)	—
Realized and unrealized gains (losses) on derivatives	(1)	1	—
Dividends	(27)	(11)	(7)
Other	—	—	6
Ending balance, September 30	$234	$212	$194

The following schedules present changes in AOCI attributable to Johnson Controls (in millions, net of tax):

	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Foreign currency translation adjustments
Balance at beginning of period	$(1,047)	$(248)	$392
Aggregate adjustment for the period (net of tax effect of $(43), $(44) and $7) *	(105)	(799)	(640)
Balance at end of period	(1,152)	(1,047)	(248)

Realized and unrealized gains (losses) on derivatives
Balance at beginning of period	(7)	4	7
Current period changes in fair value (net of tax effect of $(5), $(7) and $(3))	(10)	(17)	(3)
Reclassification to income (net of tax effect of $11, $3 and $0) **	21	6	—
Balance at end of period	4	(7)	4

Realize and unrealized gains (losses) on marketable securities
Balance at beginning of period	—	—	7
Current period changes in fair value (net of tax effect of $0)	(1)	—	(1)
Reclassifications to income (net of tax effect of $0, $0 and $(2)) ***	—	—	(6)
Balance at end of period	(1)	—	—

Pension and postretirement plans
Balance at beginning of period	(3)	7	12
Reclassification to income (net of tax effect of $0, $(3) and $(3)) ****	(1)	(11)	(4)
Other changes (net of tax effect of $0)	—	1	(1)
Balance at end of period	(4)	(3)	7

Accumulated other comprehensive loss, end of period	$(1,153)	$(1,057)	$(237)

* During fiscal 2015, ($19) million of cumulative CTA were recognized as part of the divestiture-related gain recognized within discontinued operations as a result of the divestiture of GWS. During fiscal 2014, $203 million of cumulative CTA were recognized as part of the divestiture-related losses recognized within discontinued operations as a result of the divestiture of the Automotive Experience Electronics business.

** Refer to Note 10, "Derivative Instruments and Hedging Activities," of the notes to consolidated financial statements for disclosure of the line items on the consolidated statements of income affected by reclassifications from AOCI into income related to derivatives.

*** During fiscal 2014, the Company sold certain marketable common stock for approximately $25 million. As as result, the Company recorded $8 million of realized gains within selling, general and administrative expenses in the Automotive Experience Seating segment.

**** Refer to Note 15, "Retirement Plans," of the notes to consolidated financial statements for disclosure of the components of the Company's net periodic benefit costs associated with its defined benefit pension and postretirement plans. For the year ended September 30, 2016, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses on the consolidated statements of income. For the year ended September 30, 2015 the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses and income (loss) from discontinued operations, net of tax on the consolidated statements of income. For the year ended September 30, 2014, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in cost of sales and income (loss) from discontinued operations, net of tax on the consolidated statements of income.